Earnings Per Share	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
EARNINGS PER SHARE

23. EARNINGS PER SHARE

	December 31, 2024		December 31, 2023
	USD	AED	AED
	Basic and Diluted	Basic and Diluted	Basic and Diluted

Earnings
Losses attributable to Micropolis Shareowners	(6,071,463)	(22,294,417)	(11,888,180)

Number of Shares
Weighted average number of shares	30,000,000	30,000,000	25,585,578

Earnings per Share
Losses attributable to Micropolis Shareowners per share	(0.20)	(0.74)	(0.46)